Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000055529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000069477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000069478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000102031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000110079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000110080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000110081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000119711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000131291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000131292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000137225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000152180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000153287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000161648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000170245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000170247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000173141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000191091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000194633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000196720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000204503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000204721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000205645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000211404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000214263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000219751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000222633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000228040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000228465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000237776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000247831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000247832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000249959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000249960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000249961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000249962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000250196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000250197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000250199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
FTSE World Broad Investment Grade Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Broad Investment-Grade Bond Index
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
J P Morgan EMBI Global Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI® Global Core Index
FTSE World Government Bond Index Developed Markets Capped Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index - Developed Markets Capped Select Index
FTSE World Government Bond Index Developed Markets 1 3 Years Capped Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index
Bloomberg US Floating Rate Note 5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Floating Rate Note<5 Years Index
Bloomberg U S CMBS ERISA Only Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. CMBS (ERISA Only) Index
Bloomberg U S GNMA Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Bloomberg U S Corporate Aaa A Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Aaa - A Capped Index
Bloomberg U S Universal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 1-5 Year Index
Markit iBoxx USD Liquid Investment Grade 0 5 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid Investment Grade 0-5 Index
Markit iBoxx USD Liquid High Yield 0 5 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid High Yield 0-5 Index
Bloomberg U S Treasury Floating Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Floating Rate Index
Bloomberg December 2025 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2025 Maturity Corporate Index
Bloomberg U S Convertible Cash Pay Bond 250MM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index
Bloomberg Global Aggregate ex USD 10 Issuer Capped Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index
Bloomberg MSCI US High Yield Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US High Yield Choice ESG Screened Index
Bloomberg US High Yield Fallen Angel 3 Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Fallen Angel 3% Capped Index
Bloomberg December 2026 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2026 Maturity Corporate Index
Bloomberg December 2027 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2027 Maturity Corporate Index
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Bloomberg U S Fixed Income Balanced Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Fixed Income Balanced Risk Index
Bloomberg December 2028 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2028 Maturity Corporate Index
ICE BofA BB US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB US High Yield Constrained Index
Bloomberg MSCI USD Green Bond Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI USD Green Bond Select Index
Bloomberg 2025 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2025 Term High Yield and Income Index
Bloomberg December 2029 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2029 Maturity Corporate Index
Bloomberg December 2030 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2030 Maturity Corporate Index
Bloomberg 2026 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2026 Term High Yield and Income Index
Bloomberg December 2031 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2031 Maturity Corporate Index
Bloomberg 2027 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2027 Term High Yield and Income Index
Cboe TLT 2 OTM BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe TLT 2% OTM BuyWrite Index
Cboe HYG BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe HYG BuyWrite Index
Cboe LQD BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe LQD BuyWrite Index
J P Morgan EM Sovereign and Corporate Credit Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EM Sovereign and Corporate Credit Core Index
Cboe FTSE Russell IWM 2 OTM BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe FTSE Russell IWM 2% OTM BuyWrite Index
Cboe S And P 500 Enhanced 1 OTM BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 Enhanced 1% OTM BuyWrite Index
Bloomberg 2031 Term High Yield and Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2031 Term High Yield and Income Index
S And P AMT Free Municipal Series Callable Adjusted Dec 2030 IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 IndexTM
Bloomberg December 2034 Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2034 Maturity Corporate Index
ICE 2034 Maturity US Inflation Linked Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2034 Maturity US Inflation-Linked Treasury Index
ICE 2034 Maturity US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2034 Maturity US Treasury Index
ICE 2044 Maturity US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2044 Maturity US Treasury Index
ICE 2054 Maturity US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2054 Maturity US Treasury Index